INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2013	2014
	RMB	RMB
Gross carrying amount
Trade name	95,228	61,202
Student populations	45,300	38,380
Software	91,202	87,086
Customer relationship	7,390	5,270
Cooperative agreement	5,230	5,230
Favorable lease	63,237	63,237
Non-compete agreement	833	833
	308,420	261,238
Less: Accumulated amortization
Trade name	-	-
Student populations	(40,451)	(35,236)
Software	(71,635)	(82,016)
Customer relationship	(3,272)	(2,077)
Cooperative agreement	(2,021)	(2,529)
Favorable lease	(13,786)	(16,913)
Non-compete agreement	(301)	(310)
	(131,466)	(139,081)
Intangible assets, net
Trade name	95,228	61,202
Student populations	4,849	3,144
Software	19,567	5,070
Customer relationship	4,118	3,193
Cooperative agreement	3,209	2,701
Favorable lease	49,451	46,324
Non-compete agreement	532	523
	176,954	122,157

For the year ended December 31, 2012, the Group recorded an impairment loss related to trade name of RMB 188,835 and related to software of RMB 2,781 on its intangible assets due to the negative publicity in media. The impairment loss on intangible asset related to 21st School during the year ended December 31, 2012, amounting to RMB 15,928, was reclassified to discontinue operation. The impairment was mostly related to Tutoring and Career Enhancement segments based on the impairment test adopting income approach. There was no impairment loss for the year ended December 31, 2013. For the year ended December 31, 2014, the Group recorded an impairment loss of RMB 30,167 including RMB 26,028 for trade names (please refer to Note 10 for the cause of the impairment) and RMB 4,139 of software which was related to Zhenjiang School due to the taken and using of intangible assets by a third party.

Amortization expenses for intangible assets of continuing operations amounted to RMB 27,922, RMB 22,586 and RMB 16,818 for the years ended December 31, 2012, 2013 and 2014, respectively, of which RMB 6,874, RMB 5,581, and RMB 3,118 are included in cost of sales and the remaining is included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows:

Amount
RMB

2015	8,269
2016	6,541
2017	4,784
2018	4,385
2019	4,270
Thereafter	32,706
Total	60,955